SHARES-BASED AWARDS - Assumptions used in the valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	58.98%	42.77%
Expected term (in years)	5 years 10 months 24 days	5 years 6 months
Risk-free interest rate	0.75%	2.11%
Options granted	23,820,351	34,221,332
Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		47.50%
Expected term (in years)		10 years
Risk-free interest rate		2.59%
Options granted		17,700,000
Grant date fair value of option granted		$ 2.7